Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net loss	¥ (121,262,741)	$ (17,340,342)	¥ (24,702,033)	¥ (126,989,866)
Net loss from discontinued operation				(23,394,661)
Net loss from continuing operations	(121,262,741)	(17,340,342)	(24,702,033)	(103,595,205)
Adjustments for:
Provision/(reversal) for credit losses	12,310	1,760	(1,574,942)	65,078,293
Depreciation of property and equipment	4,596,107	657,235	4,598,768	6,128,680
Amortization of land use rights	946,697	135,376	946,697	946,697
Amortization of intangible assets	32,791	4,689	32,789	33,045
Amortization of right-of-use assets	9,020,938	1,289,977	6,158,318	4,185,583
Impairment of goodwill				22,677,921
Deferred tax expenses				2,903,456
Impairment loss on investments	83,621,753	11,957,752
Changes in assets and liabilities:
Accounts receivable	(7,437)	(1,063)	(147,390)	(6,601)
Inventories			886,895	276,881
Prepayments and other current assets	(469,459)	(67,132)	1,921,752	5,195,189
Amounts due from related parties	610,000	87,229	(6,792,000)	(10,750,000)
Other non-current asset	800,000	114,398	(1,100,000)
Accounts payable	3,632,448	519,433	(1,115,604)	(295,626)
Amounts due to a related party	(196,182)	(28,054)	1,817,485	7,676,600
Amounts due to Affected Entity, current	(288,748,886)	(41,290,542)	8,912,193	(60,375,678)
Salaries and welfare payable	(32,079)	(4,587)	(592,660)	645,567
Taxes payable	1,119,348	160,065	1,315,310	160,456
Income tax payable	(34,179)	(4,888)	(6,337)	162,001
Contract liabilities	2,200,737	314,701	(917,581)	(1,024,939)
Accrued liabilities and other current liabilities	(308,763)	(44,151)	1,540,776	(3,064,836)
Other non-current liabilities			1,000,000
Operating lease liabilities, current and non-current	(9,836,296)	(1,406,572)	(10,504,227)	(3,866,909)
Net cash used in operating activities from continuing operations	(314,302,893)	(44,944,716)	(18,321,791)	(66,909,425)
Net cash provided by operating activities from discontinued operation				7,709,950
Net cash used in operating activities	(314,302,893)	(44,944,716)	(18,321,791)	(59,199,475)
Cash flows from investing activities:
Purchase of short-term investments	(300,000)	(42,899)	(170,000)
Proceeds from maturity of short-term investments	300,000	42,899	170,000
Purchase of property and equipment and intangible assets	(117,452)	(16,795)	(298,083)	(2,177,538)
Disposal of non-controlling interests			(255,999)
Cash loss of disposal of Qingtian International School				(4,972,757)
Cash loss of disposal of Chuangmei Weiye				(425,988)
Payments for software platform development	(7,500,000)	(1,072,486)
Prepayment for merger and acquisition consulting services	(6,000,000)	(857,989)
Payment for investment in fund	(128,596,129)	(18,389,002)
Net cash used in investing activities from continuing operations	(142,213,581)	(20,336,272)	(554,082)	(7,576,283)
Net cash provided by investing activities from discontinued operation
Net cash used in investing activities	(142,213,581)	(20,336,272)	(554,082)	(7,576,283)
Cash flows from financing activities:
Proceeds from short-term borrowings with banks	104,000,000	14,871,802	114,000,000	98,000,000
Repayments of short-term borrowings with banks	(104,000,000)	(14,871,802)	(104,000,000)	(85,000,000)
Repayments of long-term borrowings with banks			(1,250,000)	(2,500,000)
Proceeds from issuance of ordinary shares, net of issuance cost	250,422,660	35,809,964		41,856,434
Proceeds from borrowings from third parties	3,900,000	557,693
Withdrawal of non-controlling shareholders				(500,000)
Net cash provided by financing activities from continuing operations	254,322,660	36,367,657	8,750,000	51,856,434
Net cash used in financing activities from discontinued operation				(7,772,526)
Net cash provided by financing activities	254,322,660	36,367,657	8,750,000	44,083,908
Effect of exchange rate changes on cash and cash equivalents	(5,747,573)	(821,892)	3,809,860	2,970,553
Net decrease in cash and cash equivalents	(207,941,387)	(29,735,223)	(6,316,013)	(19,721,297)
Cash and cash equivalents at the beginning of year	220,724,238	31,563,146	227,040,251	246,761,548
Cash and cash equivalents at the end of year	12,782,851	1,827,923	220,724,238	227,040,251
Less: cash and cash equivalents of discontinued operations at the end of year
Cash and cash equivalents of continuing operations at the end of year	12,782,851		220,724,238	227,040,251
Supplemental disclosure of cash flow information:
Cash paid for interest expenses	3,480,392	497,689	2,739,254	3,838,286
Cash paid for income tax expenses	40,332	5,767	9,154	66,549
Supplemental disclosure of non-cash flow information:
Obtaining right-of-use assets in exchange for operating lease liabilities	11,194,513	1,600,794	55,593,928
Deemed shareholder’s contribution			9,546,392
Deemed withdrawal of shareholder’s contribution	(115,702,723)	(16,545,269)		(17,455,572)
Offset between consideration from disposal of Qingtian International School and amount due to Lianwai School				23,161,000
Disposal Qingtian International School				3,726,595
Offset between amounts due to Qingtian Zhongyi and amounts due from Qingtian International School			¥ 8,000,000